UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00082
                                                     ---------

                                   CGM TRUST
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               One Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2008
                         -----------------

Date of reporting period: June 30, 2008
                          -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
MUTUAL FUND

313th Quarterly Report
June 30, 2008

A No-Load Fund


[Graphic Omitted]  Investment Adviser
                   CAPITAL GROWTH MANAGEMENT
                   Limited Partnership

TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

CGM Mutual Fund increased 14.2% during the second quarter of 2008 compared to the unmanaged Standard and Poor's 500 Index which declined -2.7% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index which fell -1.1%. For the first six months of the year, CGM Mutual Fund returned 4.7%, the unmanaged S&P 500 Index, -11.9% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index, 1.3%.

The first quarter of 2008 was marked by a consumer slowdown, a collapse in housing sales and prices, financial losses in the banking industry as a result of the continuing subprime mortgage crisis and rising commodity prices. Fortunately, the bad news was somewhat offset by strength in trade, agriculture and the manufacturing and oil industries which resulted in net economic growth for the quarter, albeit modest growth. During the second quarter of the year, consumers continued to suffer as they spent more and more disposable income on transportation and many struggled to make ends meet without the mortgage equity cushion enjoyed in years past. (Mortgage equity withdrawals or "MEWs", which were running at an annualized rate of $800 billion in early 2006, fell to $200 billion annualized in June of this year.) So, it comes as no great surprise that the Consumer Confidence Index fell to 50.4 in June, down from 58.1 in May and the lowest reading since 1992.

In an effort to spur consumer spending, the Federal government earmarked a $140 billion payout to lower and middle income wage earners. The first installment was released in May ($50 billion), another $50 billion in June, and the remainder is to be disbursed in the third quarter. These "stimulus checks" are intended to reinvigorate consumer purchasing power eroded by rising gasoline prices. The Federal Reserve Board has been doing its part to address the slowing economy by easing monetary policy and reducing the Federal Funds rate from 5.25% one year ago to 2.0% today. While we believe the combination of these efforts should help rev up the economy in the coming year, for now we seem to be stuck in neutral.

A sputtering domestic economy notwithstanding, it is to a large extent world market forces that determine rising commodity prices, not solely U.S. consumer demand. Today, the industrial growth of countries such as Brazil, Russia, India and China is driving many commodity prices up and, as a consequence, the Fed's domestic policies have little influence on global commodity prices. Nonetheless, recent statements suggest that the Fed may be shifting from its more stimulative stance of the past year to thinking about containing inflation at least on the domestic front. On June 25, the Board indicated that "uncertainty about the inflation outlook remains high" and held the Federal Funds rate at 2.0% rather than easing further.

The 10-year Treasury bond was yielding 5.05% one year ago and on June 30, 2008, only 3.97%, an extremely low rate especially in light of the level of inflation as measured by the nominal Consumer Price Index. Financial journalists have resurrected the so-called "Misery Index" of 25 years ago, which is a combination of the inflation rate (4.2% year over year through May 31, 2008) and unemployment rate (5.5% today, July 1, 2008) for a total of 9.7%, still a far cry from the 1980 high of 21.8%.

We believe the worst of the current financial ordeal is behind us though it is still too early to expect a broad recovery in the economy. Fortunately, we believe there are bright spots in the economy, areas of strength to provide select investment opportunities in an otherwise difficult market.

On June 30, 2008, CGM Mutual Fund was approximately 27% invested in short-term government securities. In the equity portion of the portfolio, the Fund held significant positions in the oil service and independent oil production industries as well as in money center banks. The three largest holdings were Petroleo Brasileiro S.A.- Petrobras ADR (oil production), Schlumberger Limited (oil service) and Arch Coal, Inc.

          /s/ Robert L. Kemp

              Robert L. Kemp
              President

July 1, 2008

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2008

                                  THE FUND'S
                                  CUMULATIVE         THE FUND'S AVERAGE
                                 TOTAL RETURN       ANNUAL TOTAL RETURN
                              ------------------  ------------------------

10 Years ...................        +118.9%                + 8.1%
 5 Years ...................        +140.0                 +19.1
 1 Year ....................        + 26.1                 +26.1
 3 Months ..................        + 14.2                   --

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund's average daily net assets. Otherwise, the Fund's cumulative total return and average annual total return for the 10- and 5-year periods ended June 30, 2008 would have been lower.

-------------------------------------------------------------------------------

See the Schedule of Investments on the next page for the percentage of net assets of the Fund invested in particular industries as of June 30, 2008.

                                        CGM MUTUAL FUND
------------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2008
(unaudited)
COMMON STOCKS -- 73.1% OF TOTAL NET ASSETS
                                                                     SHARES           VALUE(a)
                                                                     ------           --------

AUTO AND RELATED -- 3.8%
  Ford Motor Company (b) ...................................          5,650,000    $ 27,176,500
                                                                                   ------------

BANKS - MONEY CENTER -- 9.5%
  Banco Bradesco S.A. ADR (c)(d) ...........................          1,670,000      34,168,200
  Banco Itau Holding Financeira S.A. ADR (c)(d) ............          1,645,000      33,409,950
                                                                                   ------------
                                                                                     67,578,150
                                                                                   ------------

BASIC MATERIALS -- 5.8%
  Arch Coal, Inc. ..........................................            550,000      41,266,500
                                                                                   ------------

COPPER -- 5.4%
  Freeport-McMoRan Copper & Gold Inc. ......................            330,000      38,672,700
                                                                                   ------------

ELECTRONIC AND COMMUNICATION EQUIPMENT -- 3.5%
  Apple Inc. (b) ...........................................            150,000      25,116,000
                                                                                   ------------

FERTILIZER -- 5.0%
  The Mosaic Company (b) ...................................            250,000      36,175,000
                                                                                   ------------

FINANCIAL SERVICES -- 3.9%
  MasterCard Incorporated ..................................            105,000      27,879,600
                                                                                   ------------

HEAVY CAPITAL GOODS -- 5.1%
  Cummins Inc. .............................................            560,000      36,691,200
                                                                                   ------------

OIL - INDEPENDENT PRODUCTION -- 10.3%
  Petroleo Brasileiro S.A. - Petrobras ADR (c)(d) ..........          1,040,000      73,663,200
                                                                                   ------------

OIL REFINING -- 4.9%
  Hess Corporation .........................................            275,000      34,702,250
                                                                                   ------------

OIL SERVICE -- 11.8%
  Halliburton Company ......................................            720,000      38,210,400
  Schlumberger Limited .....................................            430,000      46,194,900
                                                                                   ------------
                                                                                     84,405,300
                                                                                   ------------

STEEL -- 4.1%
  United States Steel Corporation ..........................            160,000      29,564,800
                                                                                   ------------

TOTAL COMMON STOCKS (Identified cost $425,345,054) ............................     522,891,200
                                                                                   ------------

BILLS -- 26.8% OF TOTAL NET ASSETS

                                                                       FACE
                                                                      AMOUNT          VALUE(a)
                                                                      ------          --------

UNITED STATES TREASURY -- 26.8%
  United States Treasury Bills, 0.900%, 07/03/08 ...........       $ 13,000,000    $ 12,999,029
  United States Treasury Bills, 1.074%, 07/17/08 ...........         10,000,000       9,994,933
  United States Treasury Bills, 1.151%, 07/24/08 ...........          5,000,000       4,996,167
  United States Treasury Bills, 1.532%, 08/07/08 ...........          8,000,000       7,987,091
  United States Treasury Bills, 1.663%, 09/11/08 ...........        113,500,000     113,118,640
  United States Treasury Bills, 1.712%, 09/25/08 ...........          2,000,000       1,991,758
  United States Treasury Bills, 1.745%, 08/14/08 ...........          8,000,000       7,982,595
  United States Treasury Bills, 1.834%, 08/28/08 ...........         29,400,000      29,311,898
  United States Treasury Bills, 1.869%, 08/21/08 ...........          3,000,000       2,991,925
                                                                                   ------------
TOTAL BILLS (Identified cost $191,321,946) ....................................     191,374,036
                                                                                   ------------
SHORT-TERM INVESTMENT -- 1.0% OF TOTAL NET ASSETS

  American Express Credit Corporation, 1.970%, 07/01/08
  (Cost $7,240,000) ........................................          7,240,000       7,240,000
                                                                                   ------------

TOTAL INVESTMENTS -- 100.9% (Identified cost $623,907,000) ....................     721,505,236
  Cash and receivables ........................................................       1,340,259
  Liabilities .................................................................      (7,623,208)
                                                                                   ------------
TOTAL NET ASSETS -- 100.0% ....................................................    $715,222,287
                                                                                   ============

(a) See Note 1A.
(b) Non-income producing security.
(c) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or
    Canada.
(d) The Fund has approximately 20% of its net assets at June 30, 2008 invested in companies incorporated in Brazil.

                        See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------
STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2008
(unaudited)

ASSETS
  Investments at value (Identified cost -- $623,907,000) .......   $721,505,236
  Cash .........................................................          2,335
  Receivable for:
    Shares of the Fund sold .......................   $1,109,768
    Dividends and interest ........................      228,156      1,337,924
                                                      ----------   ------------
  Total assets .................................................    722,845,495
                                                                   ------------
LIABILITIES
  Payable for:
    Securities purchased ..........................    5,393,753
    Shares of the Fund redeemed ...................    1,571,612
    Tax withholding liability......................          497
    Distributions declared ........................           40      6,965,902
                                                      ----------
  Accrued expenses:
    Management fees ...............................      512,606
    Trustees' fees ................................       12,741
    Accounting, administration and compliance
      expenses ....................................        9,019
    Transfer agent fees ...........................       87,670
    Other expenses ................................       35,270        657,306
                                                      ----------   ------------
  Total liabilities ............................................      7,623,208
                                                                   ------------
NET ASSETS .....................................................   $715,222,287
                                                                   ============

  Net assets consist of:
    Capital paid-in ............................................   $598,137,390
    Undistributed net investment income ........................      1,330,204
    Accumulated net realized gains on investments ..............     18,156,457
    Net unrealized appreciation on investments .................     97,598,236
                                                                   ------------
NET ASSETS .....................................................   $715,222,287
                                                                   ============

  Shares of beneficial interest
    outstanding, no par value ..................................     21,527,633
                                                                   ============
  Net asset value per share* ...................................         $33.22
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($715,222,287 / 21,527,633).

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------
STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2008
(unaudited)

INVESTMENT INCOME
  Income:
    Dividends (net of withholding tax of $177,151) ...........     $  4,258,164
    Interest .................................................        1,860,836
                                                                   ------------
                                                                      6,119,000
                                                                   ------------
  Expenses:
    Management fees ..........................................        2,849,429
    Trustees' fees ...........................................           26,590
    Accounting, administration and compliance expenses .......           54,116
    Custodian fees and expenses ..............................           59,013
    Transfer agent fees ......................................          253,413
    Audit and tax services ...................................           18,650
    Legal ....................................................           14,659
    Printing .................................................           39,864
    Registration fees ........................................           26,200
    Miscellaneous expenses ...................................            1,140
                                                                   ------------
                                                                      3,343,074
                                                                   ------------
  Net investment income ......................................        2,775,926
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS
    Net realized gains on investments and
      foreign currency transactions ..........................       21,963,580
    Net unrealized appreciation ..............................        5,490,786
                                                                   ------------

    Net realized and unrealized gains on investments and
      foreign currency transactions ..........................       27,454,366
                                                                   ------------

CHANGE IN NET ASSETS FROM
  OPERATIONS .................................................     $ 30,230,292
                                                                   ============

                   See accompanying notes to financial statements.

                                            CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                     ENDED                YEAR ENDED
                                                                 JUNE 30, 2008           DECEMBER 31,
                                                                  (UNAUDITED)                2007
                                                                 -------------           ------------
FROM OPERATIONS
  Net investment income ....................................      $  2,775,926           $  5,676,497
  Net realized gains on investments and foreign currency
    transactions ...........................................        21,963,580            105,202,070
  Net unrealized appreciation ..............................         5,490,786             72,232,962
                                                                  ------------           ------------
    Change in net assets from operations ...................        30,230,292            183,111,529
                                                                  ------------           ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................        (1,445,722)            (5,654,129)
  Net short-term realized capital gains on investments .....                --           (107,051,605)
  Net long-term realized capital gains on investments ......                --             (1,480,849)
                                                                  ------------           ------------
                                                                    (1,445,722)          (114,186,583)
                                                                  ------------           ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................        64,210,063             35,748,635
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...................         1,298,635              5,009,085
    Distributions from net short-term realized capital gains
      on investments .......................................                --             97,226,898
    Distributions from net long-term realized capital gains
      on investments .......................................                --              1,345,083
                                                                  ------------           ------------
                                                                    65,508,698            139,329,701
  Cost of shares redeemed ..................................       (27,193,422)           (64,706,440)
                                                                  ------------           ------------

    Change in net assets derived from capital share
      transactions .........................................        38,315,276             74,623,261
                                                                  ------------           ------------
  Total change in net assets ...............................        67,099,846            143,548,207

NET ASSETS
  Beginning of period ......................................       648,122,441            504,574,234
                                                                  ------------           ------------

  End of period (including undistributed net investment
    income of $1,330,204 and $0 at June 30, 2008 and
    December 31, 2007, respectively) .......................      $715,222,287           $648,122,441
                                                                  ============           ============

NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................         1,967,085              1,056,385
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................            39,979                155,722
    Distributions from net short-term realized capital gains
      on investments .......................................                --              3,055,528
    Distributions from net long-term realized capital gains
      on investments .......................................                --                 42,272
                                                                  ------------           ------------
                                                                     2,007,064              4,309,907
  Redeemed .................................................          (863,776)            (2,088,140)
                                                                  ------------           ------------
  Net change ...............................................         1,143,288              2,221,767
                                                                  ============           ============

                         See accompanying notes to financial statements.

                                                            CGM MUTUAL FUND
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                                              SIX MONTHS
                                                                ENDED                  FOR THE YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2008  ------------------------------------------------------
                                                             (UNAUDITED)     2007       2006        2005        2004        2003
                                                            -------------   ------     ------      ------      ------      ------
For a share of the Fund outstanding throughout each period:

Net asset value at beginning of period ....................     $31.80      $27.78     $27.89      $25.33      $23.00      $16.65
                                                                ------      ------     ------      ------      ------      ------
Net investment income (a)(b) ..............................       0.13        0.32       0.45        0.30        0.16        0.23
Net realized and unrealized gains on investments
  and foreign currency transactions .......................       1.36       10.33       1.09        3.40        2.33        6.35
                                                                ------      ------     ------      ------      ------      ------
Total from investment operations ..........................       1.49       10.65       1.54        3.70        2.49        6.58
                                                                ------      ------     ------      ------      ------      ------

Dividends from net investment income ......................      (0.07)      (0.33)     (0.45)      (0.31)      (0.16)      (0.23)
Distribution from net short-term realized gains ...........         --       (6.22)     (1.20)         --          --          --
Distribution from net long-term realized gains ............         --       (0.08)        --       (0.83)         --          --
                                                                ------      ------     ------      ------      ------      ------
Total distributions .......................................      (0.07)      (6.63)     (1.65)      (1.14)      (0.16)      (0.23)
                                                                ------      ------     ------      ------      ------      ------
Net increase (decrease) in net asset value ................       1.42        4.02      (0.11)       2.56        2.33        6.35
                                                                ------      ------     ------      ------      ------      ------
Net asset value at end of period ..........................     $33.22      $31.80     $27.78      $27.89      $25.33      $23.00
                                                                ======      ======     ------      ------      ------      ------

Total return (%) ..........................................        4.7        38.5        5.5        14.6        10.9(c)     39.7(c)

Ratios:
Operating expenses to average net assets (%) ..............       1.03*       1.05       1.07        1.09        1.02        1.07
Operating expenses to average net assets before management
  fee waiver (%) ..........................................        N/A         N/A        N/A         N/A        1.11        1.17
Net investment income to average net assets (%) ...........       0.85*      1.03       1.55        1.09        0.68        1.23
Portfolio turnover (%) ....................................        404*        444        504         336         314         260
Net assets at end of period (in thousands) ($).............    715,222     648,122    504,574     514,612     481,443     477,147

(a) Net of management fee waiver which
    amounted to ($) .......................................        N/A         N/A        N/A         N/A        0.02        0.02
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
(c) The total return would have been lower had the management fee not been reduced during the period.
 *  Computed on an annualized basis.

                                           See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. The Fund adopted the provisions of the Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48, which included a review of the Fund's tax return of each of the three open tax years, did not result in any unrecognized tax benefits in the accompanying financial statements. Management's conclusion regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and ongoing analysis of tax laws, regulations and interpretations thereof.

    At December 31, 2007, there were no capital loss carryovers available to offset future realized gains.

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

       UNDISTRIBUTED                 UNDISTRIBUTED               NET UNREALIZED
         ORDINARY                      LONG-TERM                  APPRECIATION/
          INCOME                     CAPITAL GAINS               (DEPRECIATION)
       -------------                 -------------               --------------

           $ --                          $ --                      $88,300,327

    The identified cost of investments in securities owned by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at June 30, 2008 was as follows:

                         GROSS UNREALIZED    GROSS UNREALIZED     NET UNREALIZED
      IDENTIFIED COST      APPRECIATION        DEPRECIATION        APPRECIATION
      ---------------    ----------------    ----------------     --------------

        $628,771,179       $117,754,874        $(25,020,817)        $92,734,057

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    The tax character of distributions paid during the period ended December 31, 2007 and 2006 were as follows:

                                               LONG-TERM
      YEAR          ORDINARY INCOME          CAPITAL GAINS            TOTAL
      ----          ---------------          -------------            -----

      2007            $112,705,734             $1,480,849          $114,186,583
      2006            $ 28,926,041             $   --              $ 28,926,041

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F. INDEMNITIES -- In the normal course of business, CGM Mutual Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Mutual Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Mutual Fund. The risk of material loss from such claims is considered remote.

2. FOREIGN INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. DIVERSIFICATION -- The Fund, although diversified, takes a focused approach to investing within a single industry, sector of the economy or fewer individual holdings than more diversified funds. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a more diversified fund.

4. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2008, purchases and sales of securities other than United States government obligations and short-term investments aggregated $992,409,815 and $959,377,863, respectively. There were no purchases or sales of long-term United States government obligations.

5. A. MANAGEMENT FEES -- During the period ended June 30, 2008, the Fund incurred management fees of $2,849,429, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

  B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $54,116, for the period ended June 30, 2008, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $43,434 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

  C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2008, each disinterested trustee will be compensated by the three CGM Funds with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, CGM Mutual Fund is responsible for $9,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

6. FASB 157 -- In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements", effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, CGM Mutual Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosures, CGM Mutual Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

    o Level 1 -- Prices determined using: quoted prices in active markets for identical securities

    o Level 2 -- Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

    o Level 3 -- Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect CGM Mutual Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund's investments as of June 30, 2008:

                                               INVESTMENTS IN    OTHER FINANCIAL
VALUATION INPUTS                                 SECURITIES        INSTRUMENTS
                                               --------------    ---------------
Level 1 - Quoted Prices .....................   $638,001,598           N/A
Level 2 - Other Significant Observable
  Inputs ....................................     83,503,638           N/A
Level 3 - Significant Unobservable Inputs ...       none               N/A
                                                ------------           ---
    TOTAL                                       $721,505,236           N/A
                                                ============           ===

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security's assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 to June 30, 2008.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                       Beginning        Ending             Expenses Paid
                    Account Value    Account Value         During Period*
                       1/01/08          6/30/08          1/01/08 - 6/30/08
--------------------------------------------------------------------------------
Actual                $1,000.00       $1,046.90              $5.24
--------------------------------------------------------------------------------
Hypothetical
(5% return
before expenses)      $1,000.00       $1,019.74              $5.17
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                                                         CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                     25 YEAR INVESTMENT RECORD
                                           DECEMBER 31, 1982 -- JUNE 30, 2008 (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1982
-----------------------------------------------------------------------------------------------------------------------------------
                            -- AND HAD TAKEN ALL DIVIDENDS                       OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                               AND DISTRIBUTIONS IN CASH                            GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
                       ------------------------------------------------------------------------------------------------------------
                                                  During the Year
                                              You Would Have Received                                  Which Would Represent
                                         -------------------------------                           --------------------------------
                                                                               The Value of                          A Cumulative
                          The Net                                              Your Original                            Change
                        Asset Value        Per Share         Per Share          Investment               An            Expressed
         On               of Your        Capital Gains        Income              At Each              Annual      As An Index With
      December         Shares Would      Distributions     Distributions         Year End           Total Return     December 31,
         31              Have Been            of                of            Would Have Been            of          1982 = 100.0
 ----------------------------------------------------------------------------------------------------------------------------------
        1982              $18.16                                                                                      100.0
        1983               18.81              --              $ 1.09              $ 19.96              +   9.9%       109.9
        1984               17.01            $ 1.86              0.95                21.22              +   6.3        116.8
        1985               21.53              --                1.08                28.54              +  34.5        157.1
        1986               22.86              2.75              0.94                35.70              +  25.1        196.5
        1987               20.40              4.52              1.06                40.59              +  13.7        223.4
        1988               19.94              --                1.10                41.89              +   3.2        230.5
        1989               22.34              0.95              0.93                50.98              +  21.7        280.5
        1990               21.64              --                0.93*               51.54              +   1.1        283.6
        1991               26.80              2.64              0.97                72.62              +  40.9        399.6
        1992               26.02              1.42              0.93                77.05              +   6.1        424.0
        1993               28.88              1.93              0.86                93.85              +  21.8        516.4
        1994               25.05              --                1.04                84.75              -   9.7        466.3
        1995               29.43              0.89              0.77               105.34              +  24.3        579.6
        1996               31.42              4.15              0.74               130.31              +  23.7        717.0
        1997               25.52              7.81              0.67               141.00              +   8.2        775.8
        1998               26.36              0.25              0.98               152.56              +   8.2        839.4
        1999               27.28              3.54              0.84               183.83              +  20.5       1011.5
        2000               23.38              --                0.73               162.51              -  11.6        894.2
        2001               20.47              --                0.20               143.66              -  11.6        790.5
        2002               16.65              --                0.41               119.38              -  16.9        656.9
        2003               23.00              --                0.23               166.77              +  39.7        917.7
        2004               25.33              --                0.16               184.95              +  10.9       1017.7
        2005               27.89              0.83              0.31               211.95              +  14.6       1166.3
        2006               27.78              1.20              0.45               223.61              +   5.5       1230.4
        2007               31.80              6.30              0.33               309.70              +  38.5       1704.1
        2008 (6/30)        33.22              --                0.07               324.26              +   4.7       1784.2
                                            ------            ------                                   -------
         Totals                             $41.04            $18.77                                   +1684.2
-----------------------------------------------------------------------------------------------------------------------------------
* Includes $0.05 per share distributed from paid-in capital.
Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
-----------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. The adviser waived $0.02 and $0.02 per share of management fee in 2003 and 2004, respectively. Otherwise, the annual total return for 2003 and 2004 and the cumulative 25-year return would have been lower.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2008 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the Fund's Form N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT APPROVAL:
In considering renewal of the advisory agreement, during meetings held in March and April 2008, the Board of Trustees of the Fund (the "Board") considered the following factors and came to the following conclusions:

1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the nature, extent, quality and scope of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM's advisory and administrative services.

2. The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other balanced funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted the strong performance of the Fund for the one-year, three-year, five-year and ten-year periods ended December 31, 2007 and that for such time period the Fund (a) exceeded the median performance for the other mutual funds included in the Lipper reports, and (b) outperformed the S&P 500 Index. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund's assets, including taking advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM's approach had proven its worth.

3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM, and found that the profit margins were reasonable and not excessive.

4. The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. Given the relatively small size of the Fund and CGM's investment style, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was above the median overall expense ratios of other mutual funds included in the Lipper reports, but concluded that this was reasonable due to the fact that the Fund maintained a higher percentage of equities in its portfolio and had a more active investment style than many other balanced mutual funds. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to those other clients, noting that the Fund required a greater allocation of management's time as a result of its differing investment mandate and the fact that it is a publicly offered investment vehicle. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund's relatively small size and focus on best execution.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110


--------------------------------------------------
TELEPHONE NUMBERS

For information about:

[ ] Account Procedures and Status
[ ] Redemptions
[ ] Exchanges
    Call 800-343-5678
[ ] New Account Procedures
[ ] Prospectuses
[ ] Performance
[ ] Proxy Voting Policies and Voting Records
[ ] Complete Schedule of Portfolio Holdings
    for the 1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
--------------------------------------------------

WEBSITE

http://www.cgmfunds.com
--------------------------------------------------

This report has been prepared for the
shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR2 08                          Printed in U.S.A.

CGM
REALTY FUND

57th Quarterly Report
June 30, 2008

A No-Load Fund


[Graphic Omitted]  Investment Adviser
                   CAPITAL GROWTH MANAGEMENT
                   Limited Partnership

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Realty Fund increased 9.8% during the second quarter of 2008 compared to the unmanaged Standard and Poor's 500 Index which declined -2.7% and the FTSE NAREIT Equity REITs Index which fell -4.9% over the same period. For the first six months of the year, CGM Realty Fund returned 4.3%, the unmanaged S&P 500 Index, -11.9% and the FTSE NAREIT Equity REITs Index, -3.6%.

The first quarter of 2008 was marked by a consumer slowdown, a collapse in housing sales and prices, financial losses in the banking industry as a result of the continuing subprime mortgage crisis and rising commodity prices. Fortunately, the bad news was somewhat offset by strength in trade, agriculture and the manufacturing and oil industries which resulted in net economic growth for the quarter, albeit modest growth. During the second quarter of the year, consumers continued to suffer as they spent more and more disposable income on transportation and many struggled to make ends meet without the mortgage equity cushion enjoyed in years past. (Mortgage equity withdrawals or "MEWs", which were running at an annualized rate of $800 billion in early 2006, fell to $200 billion annualized in June of this year.) So, it comes as no great surprise that the Consumer Confidence Index fell to
50.4 in June, down from 58.1 in May and the lowest reading since 1992.

In an effort to spur consumer spending, the Federal government earmarked a $140 billion payout to lower and middle income wage earners. The first installment was released in May ($50 billion), another $50 billion in June, and the remainder is to be disbursed in the third quarter. These "stimulus checks" are intended to reinvigorate consumer purchasing power eroded by rising gasoline prices. The Federal Reserve Board has been doing its part to address the slowing economy by easing monetary policy and reducing the Federal Funds rate from 5.25% one year ago to 2.0% today. While we believe the combination of these efforts should help rev up the economy in the coming year, for now we seem to be stuck in neutral.

A sputtering domestic economy notwithstanding, it is to a large extent world market forces that determine rising commodity prices, not solely U.S. consumer demand. Today, the industrial growth of countries such as Brazil, Russia, India and China is driving many commodity prices up and, as a consequence, the Fed's domestic policies have little influence on global commodity prices. Nonetheless, recent statements suggest that the Fed may be shifting from its more stimulative stance of the past year to thinking about containing inflation at least on the domestic front. On June 25, the Board indicated that "uncertainty about the inflation outlook remains high" and held the Federal Funds rate at 2.0% rather than easing further.

The 10-year Treasury bond was yielding 5.05% one year ago and on June 30, 2008, only 3.97%, an extremely low rate especially in light of the level of inflation as measured by the nominal Consumer Price Index. Financial journalists have resurrected the so-called "Misery Index" of 25 years ago, which is a combination of the inflation rate (4.2% year over year through May 31, 2008) and unemployment rate (5.5% today, July 1, 2008) for a total of 9.7%, still a far cry from the 1980 high of 21.8%.

We believe the worst of the current financial ordeal is behind us though it is still too early to expect a broad recovery in the economy. Fortunately, we believe there are bright spots in the economy, areas of strength to provide select investment opportunities in an otherwise difficult market.

On June 30, 2008, CGM Realty Fund was approximately 66% invested in real estate investment trusts with smaller concentrations in the basic materials and metals and mining industries. The Fund's largest holdings were Arch Coal, Inc., Peabody Energy Corporation and CONSOL Energy Inc.

                                 /s/  Robert L. Kemp

                                      Robert L. Kemp
                                      President
July 1, 2008

                                CGM REALTY FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
------------------------------------------------
Total Return for Periods Ended June 30, 2008

                                                         THE FUND'S
                                  THE FUND'S              AVERAGE
                                  CUMULATIVE               ANNUAL
                                 TOTAL RETURN           TOTAL RETURN
                                 ------------           ------------
10 Years ...................       +641.8%                 +22.2%
 5 Years ...................       +317.6                  +33.1
 1 Year ....................       + 22.3                  +22.3
 3 Months ..................       +  9.8                    --

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

-------------------------------------------------------------------------------

See the Schedule of Investments on the next page for the percentage of net assets of the Fund invested in particular industries as of June 30, 2008.

                                       CGM REALTY FUND
-----------------------------------------------------------------------------------------------
INVESTMENTS AS OF JUNE 30, 2008
(unaudited)

COMMON STOCKS -- 99.6% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 65.8%
                                                                   SHARES           VALUE(a)
                                                                 -----------     --------------
APARTMENTS -- 1.2%
  Essex Property Trust, Inc. ...............................         270,000      $  28,755,000
                                                                                 --------------

HEALTHCARE -- 4.8%
  Ventas, Inc. .............................................       2,705,000        115,151,850
                                                                                 --------------

MISCELLANEOUS -- 2.9%
  Entertainment Properties Trust ...........................       1,395,000         68,968,800
                                                                                 --------------

MORTGAGE -- 4.9%
  Annaly Capital Management, Inc............................       7,520,000        116,635,200
                                                                                 --------------

OFFICE AND INDUSTRIAL -- 28.6%
  Alexandria Real Estate Equities, Inc. ....................       1,148,500        111,794,990
  AMB Property Corporation .................................       2,140,000        107,813,200
  Boston Properties, Inc. ..................................       1,300,000        117,286,000
  Digital Realty Trust, Inc. ...............................       3,005,400        122,950,914
  ProLogis .................................................       2,110,000        114,678,500
  SL Green Realty Corp. ....................................       1,300,000        107,536,000
                                                                                 --------------
                                                                                    682,059,604
                                                                                 --------------
RETAIL -- 23.4%
  Federal Realty Investment Trust ..........................       1,675,000        115,575,000
  General Growth Properties, Inc. ..........................       3,050,000        106,841,500
  Kimco Realty Corporation .................................       3,160,000        109,083,200
  Simon Property Group, Inc. ...............................       1,270,000        114,160,300
  Taubman Centers, Inc. ....................................       2,320,000        112,868,000
                                                                                 --------------
                                                                                    558,528,000
                                                                                 --------------

  TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $1,665,710,251) .....      1,570,098,454
                                                                                 --------------

OTHER COMMON STOCKS -- 33.8%

BASIC MATERIALS -- 18.5%
  Arch Coal, Inc. ..........................................       2,000,000        150,060,000
  CONSOL Energy Inc. .......................................       1,280,000        143,833,600
  Peabody Energy Corporation ...............................       1,690,000        148,804,500
                                                                                 --------------
                                                                                    442,698,100
                                                                                 --------------
COPPER -- 5.3%
  Freeport-McMoRan Copper & Gold Inc. ......................       1,070,000        125,393,300
                                                                                 --------------

METALS AND MINING -- 10.0%
  Anglo American plc ADR (b) ...............................       2,750,000         97,487,500
  Cleveland-Cliffs Inc. ....................................       1,180,000        140,644,200
                                                                                 --------------
                                                                                    238,131,700
                                                                                 --------------

  TOTAL OTHER COMMON STOCKS (Identified cost $650,743,406) .................        806,223,100
                                                                                 --------------
  TOTAL COMMON STOCKS (Identified cost $2,316,453,657) .....................      2,376,321,554
                                                                                 --------------
                                                                     FACE
SHORT-TERM INVESTMENT -- 0.7% OF TOTAL NET ASSETS                   AMOUNT
                                                                 -----------

  American Express Credit Corporation, 1.970%, 7/01/08
    (Cost $15,960,000) .....................................     $15,960,000         15,960,000
                                                                                 --------------

TOTAL INVESTMENTS -- 100.3% (Identified cost $2,332,413,657) ...............      2,392,281,554
  Cash and receivables .....................................................         16,369,995
  Liabilities ..............................................................        (21,977,710)
                                                                                 --------------
TOTAL NET ASSETS -- 100.0% .................................................     $2,386,673,839
                                                                                 ==============

(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

                       See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2008
(unaudited)

ASSETS
  Investments at value (Identified cost -- $2,332,413,657)       $2,392,281,554
  Cash ....................................................               1,924
  Receivable for:
    Shares of the Fund sold ...............     $ 6,047,097
    Dividends and interest ................      10,320,974          16,368,071
                                                -----------      --------------
  Total assets ............................................       2,408,651,549
                                                                 --------------
LIABILITIES
  Payable for:
    Securities purchased ..................       6,184,222
    Shares of the Fund redeemed ...........      14,113,655
    Distributions declared ................           4,734          20,302,611
                                                -----------
  Accrued expenses:
    Management fees .......................       1,522,746
    Trustees' fees ........................          19,201
    Accounting, administration and
      compliance expenses .................          20,522
    Transfer agent fees ...................          68,926
    Other expenses ........................          43,704           1,675,099
                                                -----------      --------------
  Total liabilities .......................................          21,977,710
                                                                 --------------
NET ASSETS ................................................      $2,386,673,839
                                                                 ==============
  Net assets consist of:
    Capital paid-in .......................................      $1,840,378,030
    Undistributed net investment income ...................          13,391,450
    Accumulated net realized gains on investments .........         473,036,462
    Net unrealized appreciation on investments ............          59,867,897
                                                                 --------------
NET ASSETS ................................................      $2,386,673,839
                                                                 ==============

  Shares of beneficial interest outstanding, no par value .          72,953,494
                                                                 ==============
  Net asset value per share* ..............................             $32.72
                                                                 ==============

* Shares of the Fund are sold and redeemed at net asset value
  ($2,386,673,839 / 72,953,494).

                See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008
(unaudited)

INVESTMENT INCOME
  Income:
    Dividends (net of withholding tax of $146,801) ..........      $ 28,089,436
    Interest ................................................           274,990
                                                                   ------------
                                                                     28,364,426
                                                                   ------------
  Expenses:
    Management fees .........................................         8,140,004
    Trustees' fees ..........................................            39,511
    Accounting, administration and compliance expenses ......           123,128
    Custodian fees and expenses .............................           130,902
    Transfer agent fees .....................................           276,743
    Audit and tax services ..................................            18,750
    Legal ...................................................            43,818
    Printing ................................................            47,451
    Registration fees .......................................            87,219
    Line of credit commitment fee ...........................            10,168
    Miscellaneous expenses ..................................             3,015
                                                                   ------------
                                                                      8,920,709
                                                                   ------------
  Net investment income .....................................        19,443,717
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gains on investments .........................       473,036,462
  Net unrealized depreciation ...............................      (410,676,424)
                                                                   ------------
  Net realized and unrealized gains on investments ..........        62,360,038
                                                                   ------------

CHANGE IN NET ASSETS FROM OPERATIONS ........................      $ 81,803,755
                                                                   ============

                See accompanying notes to financial statements.

                                                    CGM REALTY FUND
---------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                        ENDED             YEAR ENDED
                                                                                    JUNE 30, 2008        DECEMBER 31,
                                                                                     (UNAUDITED)             2007
                                                                                   --------------       --------------
FROM OPERATIONS
  Net investment income .....................................................      $   19,443,717       $   15,062,683
  Net realized gains on investments .........................................         473,036,462          269,987,939
  Net unrealized appreciation (depreciation) ................................        (410,676,424)         216,018,781
                                                                                   --------------       --------------
    Change in net assets from operations ....................................          81,803,755          501,069,403
                                                                                   --------------       --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .....................................................          (6,052,267)         (13,939,899)
  Net short-term realized capital gains on investments.......................                  --         (117,024,618)
  Net long-term realized capital gains on investments........................                  --         (147,041,038)
                                                                                   --------------       --------------
                                                                                       (6,052,267)        (278,005,555)
                                                                                   --------------       --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ..............................................         527,228,701          574,783,411
  Net asset value of shares issued in connection with reinvestment of:
    Dividends from net investment income ....................................           4,766,207           11,065,084
    Distributions from net short-term realized capital gains on investments .                  --           94,353,620
    Distributions from net long-term realized capital gains on investments ..                  --          118,556,947
                                                                                   --------------       --------------
                                                                                      531,994,908          798,759,062
  Cost of shares redeemed ...................................................        (219,533,331)        (498,107,852)
                                                                                   --------------       --------------
    Change in net assets derived from capital share transactions ............         312,461,577          300,651,210
                                                                                   --------------       --------------
  Total change in net assets ................................................         388,213,065          523,715,058

NET ASSETS
  Beginning of period .......................................................       1,998,460,774        1,474,745,716
                                                                                   --------------       --------------
  End of period (including undistributed net investment income of $13,391,450
    and $0 at June 30, 2008 and December 31, 2007, respectively) ............      $2,386,673,839       $1,998,460,774
                                                                                   ==============       ==============

NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ................................................          16,379,869           18,339,803
  Issued in connection with reinvestment of:
    Dividends from net investment income ....................................             140,772              345,179
    Distributions from net short-term realized capital gains on investments .                  --            2,981,157
    Distributions from net long-term realized capital gains on investments ..                  --            3,745,875
                                                                                   --------------       --------------
                                                                                       16,520,641           25,412,014
  Redeemed ..................................................................          (7,113,226)         (16,365,379)
                                                                                   --------------       --------------
  Net change ................................................................           9,407,415            9,046,635
                                                                                   ==============       ==============

                                       See accompanying notes to financial statements.

                                                         CGM REALTY FUND
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                      SIX MONTHS
                                                         ENDED                       FOR THE YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 2008      ----------------------------------------------------------
                                                      (UNAUDITED)         2007          2006        2005        2004        2003
                                                     ------------        ------        ------      ------      ------      ------
For a share of the Fund outstanding throughout
  each period:
Net asset value at beginning of period ...........       $31.45          $27.06        $27.19      $29.56       $24.75     $13.39
                                                         ------          ------        ------      ------       ------     ------
Net investment income (a) ........................         0.29            0.27          0.45        0.43         0.19       0.03
Net realized and unrealized gains on investments .         1.07            9.06          7.37        7.51         8.55      11.93
                                                         ------          ------        ------      ------       ------     ------
Total from investment operations .................         1.36            9.33          7.82        7.94         8.74      11.96
                                                         ------          ------        ------      ------       ------     ------
Dividends from net investment income .............        (0.09)          (0.25)        (0.45)      (0.43)       (0.18)     (0.04)
Distribution from net short-term realized gains ..           --           (2.08)        (0.42)         --        (0.16)        --
Distribution from net long-term realized gains ...           --           (2.61)        (7.08)      (9.88)       (3.59)     (0.56)
                                                         ------          ------        ------      ------       ------     ------
Total distributions ..............................        (0.09)          (4.94)        (7.95)     (10.31)       (3.93)     (0.60)
                                                         ------          ------        ------      ------       ------     ------

Net increase (decrease) in net asset value .......         1.27            4.39         (0.13)      (2.37)        4.81      11.36
                                                         ------          ------        ------      ------       ------     ------
Net asset value at end of period .................       $32.72          $31.45        $27.06      $27.19       $29.56     $24.75
                                                         ======          ======        ======      ======       ======     ======

Total return (%) .................................          4.3            34.4          29.0        27.0         35.5       89.7

Ratios:
Operating expenses to average net assets (%) .....         0.85*           0.86          0.88        0.92         0.96       1.02
Net investment income to average net assets (%) ..         1.85*           0.86          1.49        1.34         0.73       0.16
Portfolio turnover (%) ...........................          186*            200           160         136           43         68
Net assets at end of period
  (in thousands) ($) .............................    2,386,674       1,998,461     1,474,746   1,031,966      785,399    644,420

(a) Per share net investment income has been calculated using the average shares outstanding during the period.
 *  Computed on an annualized basis.

                                         See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. The Fund adopted the provisions of the Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48, which included a review of the Fund's tax return of each of the three open tax years, did not result in any unrecognized tax benefits in the accompanying financial statements. Management's conclusion regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and ongoing analysis of tax laws, regulations and interpretations thereof.

    At December 31, 2007 there were no capital loss carryovers available to offset future realized gains.

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

              UNDISTRIBUTED         UNDISTRIBUTED         NET UNREALIZED
                ORDINARY              LONG-TERM            APPRECIATION/
                 INCOME             CAPITAL GAINS         (DEPRECIATION)
              -------------         -------------         --------------
                  $ --                  $ --               $470,544,321

    The identified cost of investments in securities owned by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at June 30, 2008 was as follows:

                         GROSS UNREALIZED    GROSS UNREALIZED     NET UNREALIZED
      IDENTIFIED COST      APPRECIATION        DEPRECIATION        APPRECIATION
      ---------------    ----------------    ----------------     --------------
      $2,332,413,657       $163,997,345       $(104,129,448)        $59,867,897

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The tax character of distributions paid during the period ended December 31, 2007 and 2006 were as follows:

                                               LONG-TERM
      YEAR          ORDINARY INCOME          CAPITAL GAINS            TOTAL
      ----          ---------------          -------------            -----
      2007            $130,964,517            $147,041,038         $278,005,555
      2006            $ 38,101,637            $317,224,877         $355,326,514

E. INDEMNITIES -- In the normal course of business, CGM Realty Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Realty Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Realty Fund. The risk of material loss from such claims is considered remote.

2. FOREIGN INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. DIVERSIFICATION -- The Fund, although diversified, takes a focused approach to investing within a single industry, sector of the economy or fewer individual holdings than more diversified funds. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a more diversified fund.

4. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2008, purchases and sales of securities other than United States government obligations and short-term investments aggregated $2,291,336,288 and $1,953,486,126, respectively. There were no purchases or sales of long-term United States government obligations.

5. A. MANAGEMENT FEES -- During the period ended June 30, 2008, the Fund incurred management fees of $8,140,004, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

   B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $123,128, for the period ended June 30, 2008, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $90,299 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

   C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2008, each disinterested trustee will be compensated by the three CGM Funds with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, CGM Realty Fund is responsible for $9,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

6. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 2008.

7. FASB 157 -- In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements", effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, CGM Realty Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, CGM Realty Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

    o Level 1 -- Prices determined using: quoted prices in active markets for identical securities

    o Level 2 -- Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

    o Level 3 -- Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect CGM Realty Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund's investments as of June 30, 2008:

                                                 INVESTMENTS     OTHER FINANCIAL
VALUATION INPUTS                                IN SECURITIES      INSTRUMENTS
                                               --------------    ---------------
Level 1 - Quoted Prices .....................  $2,376,321,554          N/A
Level 2 - Other Significant Observable
  Inputs ....................................      15,960,000          N/A
Level 3 - Significant Unobservable Inputs ...       none               N/A
                                               --------------          ---
    TOTAL                                      $2,392,281,554          N/A
                                               ==============          ===

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security's assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 to June 30, 2008.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                     Beginning          Ending          Expenses Paid
                   Account Value     Account Value      During Period*
                      1/01/08           6/30/08        1/01/08 - 6/30/08
--------------------------------------------------------------------------------
Actual              $1,000.00         $1,043.20             $4.32
--------------------------------------------------------------------------------
Hypothetical
 (5% return
  before expenses)  $1,000.00         $1,020.64             $4.27
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

                                CGM REALTY FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2008 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the Fund's Form N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT APPROVAL:
In considering renewal of the advisory agreement, during meetings held in March and April 2008, the Board of Trustees of the Fund (the "Board") considered the following factors and came to the following conclusions:

1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the nature, extent, quality and scope of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM's advisory and administrative services.

2. The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other real estate funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted the strong performance of the Fund for the one-year, three-year, five-year and ten-year periods ended December 31, 2007 and that for such time period the Fund (a) exceeded the median performance for the other mutual funds included in the Lipper reports, and (b) outperformed the S&P 500 Index. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund's assets, including taking advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM's approach had proven its worth.

3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM, and found that the profit margins were reasonable and not excessive.

4. The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. Given CGM's investment style and performance, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was below the median overall expense ratios of other mutual funds included in the Lipper reports. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to those other clients, noting that the Fund required a greater allocation of management's time as a result of its differing investment mandate and the fact that it is a publicly offered investment vehicle. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund's focus on best execution.

                                CGM REALTY FUND
--------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------
TELEPHONE NUMBERS

For information about:

[ ] Account Procedures and Status
[ ] Redemptions
[ ] Exchanges
    Call 800-343-5678
[ ] New Account Procedures
[ ] Prospectuses
[ ] Performance
[ ] Proxy Voting Policies and Voting Records
[ ] Complete Schedule of Portfolio Holdings
    for the 1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
--------------------------------------------------
WEBSITE

http://www.cgmfunds.com
--------------------------------------------------

This report has been prepared for the
shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR2 08                          Printed in U.S.A.

CGM
FOCUS FUND

43rd Quarterly Report
June 30, 2008

A No-Load Fund


[Graphic Omitted]  Investment Adviser
                   CAPITAL GROWTH MANAGEMENT
                   Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Focus Fund increased 27.0% during the second quarter of 2008 compared to the unmanaged Standard and Poor's 500 Index which declined -2.7% over the same period. For the first six months of the year, CGM Focus Fund returned 17.1% while the unmanaged S&P 500 Index fell -11.9%.

The first quarter of 2008 was marked by a consumer slowdown, a collapse in housing sales and prices, financial losses in the banking industry as a result of the continuing subprime mortgage crisis and rising commodity prices. Fortunately, the bad news was somewhat offset by strength in trade, agriculture and the manufacturing and oil industries which resulted in net economic growth for the quarter, albeit modest growth. During the second quarter of the year, consumers continued to suffer as they spent more and more disposable income on transportation and many struggled to make ends meet without the mortgage equity cushion enjoyed in years past. (Mortgage equity withdrawals or "MEWs", which were running at an annualized rate of $800 billion in early 2006, fell to $200 billion annualized in June of this year.) So, it comes as no great surprise that the Consumer Confidence Index fell to
50.4 in June, down from 58.1 in May and the lowest reading since 1992.

In an effort to spur consumer spending, the Federal government earmarked a $140 billion payout to lower and middle income wage earners. The first installment was released in May ($50 billion), another $50 billion in June, and the remainder is to be disbursed in the third quarter. These "stimulus checks" are intended to reinvigorate consumer purchasing power eroded by rising gasoline prices. The Federal Reserve Board has been doing its part to address the slowing economy by easing monetary policy and reducing the Federal Funds rate from 5.25% one year ago to 2.0% today. While we believe the combination of these efforts should help rev up the economy in the coming year, for now we seem to be stuck in neutral.

A sputtering domestic economy notwithstanding, it is to a large extent world market forces that determine rising commodity prices, not solely U.S. consumer demand. Today, the industrial growth of countries such as Brazil, Russia, India and China is driving many commodity prices up and, as a consequence, the Fed's domestic policies have little influence on global commodity prices. Nonetheless, recent statements suggest that the Fed may be shifting from its more stimulative stance of the past year to thinking about containing inflation at least on the domestic front. On June 25, the Board indicated that "uncertainty about the inflation outlook remains high" and held the Federal Funds rate at 2.0% rather than easing further.

The 10-year Treasury bond was yielding 5.05% one year ago and on June 30, 2008, only 3.97%, an extremely low rate especially in light of the level of inflation as measured by the nominal Consumer Price Index. Financial journalists have resurrected the so-called "Misery Index" of 25 years ago, which is a combination of the inflation rate (4.2% year over year through May 31, 2008) and unemployment rate (5.5% today, July 1, 2008) for a total of 9.7%, still a far cry from the 1980 high of 21.8%.

We believe the worst of the current financial ordeal is behind us though it is still too early to expect a broad recovery in the economy. Fortunately, we believe there are bright spots in the economy, areas of strength to provide select investment opportunities in an otherwise difficult market.

On June 30, 2008, CGM Focus Fund held significant long positions in the oil service, steel and independent oil production industries. The Fund's three largest long holdings were Weatherford International Ltd. (oil service), Schlumberger Limited (oil service) and United States Steel Corporation. The Fund was also approximately 14% (percentage of total net assets) invested in stocks sold short at the end of the second quarter. The largest short positions were in Wachovia Corporation (financial services) and Washington Mutual, Inc. (financial services).

On June 27, 2008, CGM Focus Fund acquired all of the assets and liabilities of CGM Capital Development Fund in a "tax-free" reorganization of that Fund, and shareholders of CGM Capital Development Fund became shareholders of CGM Focus Fund.

                                        /s/ Robert L. Kemp

                                            Robert L. Kemp
                                            President

July 1, 2008

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2008

                                  THE FUND'S
                                  CUMULATIVE         THE FUND'S AVERAGE
                                 TOTAL RETURN       ANNUAL TOTAL RETURN
                                 ------------       -----------------------

10 Years ...................        +936.1%                +26.3%
 5 Years ...................        +355.2                 +35.4
 1 Year ....................        + 70.7                 +70.7
 3 Months ..................        + 27.0                   --

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

The adviser limited the Fund's total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, the Fund's cumulative total return and average annual total return for the ten year period would have been lower.

-------------------------------------------------------------------------------

See the Schedule of Investments beginning on the next page for the percentage of net assets of the Fund invested in particular industries as of June 30, 2008.


                                         CGM FOCUS FUND
-----------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2008
(unaudited)

COMMON STOCKS -- 94.0% OF TOTAL NET ASSETS

                                                                    SHARES           VALUE(a)
                                                                    ------           --------

ALUMINUM -- 0.2%
  Century Aluminum Company (b) .............................         380,000     $   25,266,200
                                                                                 --------------

AUTO AND RELATED -- 2.7%
  Ford Motor Company (b) ...................................      58,883,000        283,227,230
                                                                                 --------------

BASIC MATERIALS -- 10.1%
  CONSOL Energy Inc. .......................................       4,600,000        516,902,000
  Peabody Energy Corporation ...............................       6,000,000        528,300,000
                                                                                 --------------
                                                                                  1,045,202,000
                                                                                 --------------

COPPER -- 8.1%
  Freeport-McMoRan Copper & Gold Inc. (c) ..................       4,453,700        521,929,103
  Southern Copper Corporation ..............................       2,963,700        316,019,331
                                                                                 --------------
                                                                                    837,948,434
                                                                                 --------------

FERTILIZER -- 2.0%
  Potash Corporation of Saskatchewan Inc. ..................         890,000        203,427,300
                                                                                 --------------

HEAVY CAPITAL GOODS -- 4.6%
  Cummins Inc. .............................................       7,350,000        481,572,000
                                                                                 --------------

METALS AND MINING -- 0.2%
  Teck Cominco Limited .....................................         550,000         26,372,500
                                                                                 --------------

MISCELLANEOUS -- 4.0%
  Tenaris S.A. ADR (d) .....................................       5,550,000        413,475,000
                                                                                 --------------

OFFSHORE DRILLING -- 5.3%
  Atwood Oceanics, Inc. (b) ................................         230,000         28,598,200
  Nabors Industries Ltd. (b)(e) ............................      10,550,000        519,376,500
                                                                                 --------------
                                                                                    547,974,700
                                                                                 --------------

OIL - INDEPENDENT PRODUCTION -- 10.5%
  Berry Petroleum Company ..................................         430,000         25,318,400
  Canadian Natural Resources Limited .......................         550,000         55,137,500
  Devon Energy Corporation .................................       4,050,000        486,648,000
  Petroleo Brasileiro S.A. -- Petrobras ADR (c)(d) .........       7,414,700        525,183,201
                                                                                 --------------
                                                                                  1,092,287,101
                                                                                 --------------

OIL REFINING -- 9.7%
  Hess Corporation .........................................       4,020,000        507,283,800
  Suncor Energy Inc. (c) ...................................       8,550,000        496,926,000
                                                                                 --------------
                                                                                  1,004,209,800
                                                                                 --------------

OIL SERVICE -- 18.6%
  Halliburton Company ......................................       9,270,000        491,958,900
  National Oilwell Varco, Inc. (b) .........................       4,130,000        366,413,600
  Schlumberger Limited (c) .................................       4,950,000        531,778,500
  Weatherford International Ltd. (b)(c)(e) .................      11,000,000        545,490,000
                                                                                 --------------
                                                                                  1,935,641,000
                                                                                 --------------
ON-LINE SERVICES -- 0.4%
  Priceline.com Incorporated (b) ...........................         330,000         38,101,800
                                                                                 --------------

RETAIL -- 0.7%
  The Gymboree Corporation (b) .............................         560,000         22,439,200
  Tupperware Brands Corporation ............................         670,000         22,927,400
  Urban Outfitters, Inc. (b) ...............................         790,000         24,640,100
                                                                                 --------------
                                                                                     70,006,700
                                                                                 --------------

STEEL -- 16.9%
  ArcelorMittal ............................................       4,920,000        487,424,400
  Commercial Metals Company ................................         440,000         16,588,000
  Mechel OAO ADR (d) .......................................       4,690,000        232,342,600
  Nucor Corporation (c) ....................................       6,442,500        481,061,475
  United States Steel Corporation (c) ......................       2,875,000        531,242,500
                                                                                 --------------
                                                                                  1,748,658,975
                                                                                 --------------
TOTAL COMMON STOCKS (Identified cost $8,490,315,234) .......                      9,753,370,740
                                                                                 --------------
SHORT-TERM INVESTMENT -- 1.7% OF TOTAL NET ASSETS

                                                                    FACE
                                                                   AMOUNT
                                                                   ------

  American Express Credit Corporation, 1.970%, 7/01/08
    (Cost $181,620,000) ....................................    $181,620,000        181,620,000
                                                                                ---------------

TOTAL INVESTMENTS -- 95.7% (Identified cost $8,671,935,234) ................      9,934,990,740
   Cash and receivables ....................................................      2,299,286,932
   Liabilities .............................................................     (1,857,343,509)
                                                                                ---------------
TOTAL NET ASSETS -- 100.0% ................................................     $10,376,934,163
                                                                                ===============

(a) See Note 1A.
(b) Non-income producing security.
(c) A portion of this security has been segregated as collateral in connection with short sale investments. (See Note 1E)
(d) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(e) The Fund has approximately 10% of its net assets at June 30, 2008 invested in companies incorporated in Bermuda.

SECURITIES SOLD SHORT (PROCEEDS $1,964,148,903)

                                                                     SHARES         VALUE(a)
                                                                  -----------    --------------

  Garmin Ltd. ................................................      4,950,000    $  212,058,000
  General Motors Corporation .................................     21,500,000       247,250,000
  Wachovia Corporation .......................................     32,000,000       496,960,000
  Washington Mutual, Inc. ....................................    100,000,000       493,000,000
                                                                                 --------------
                                                                                 $1,449,268,000
                                                                                 ==============

                               See accompanying notes to financial statements.


                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2008
(unaudited)

ASSETS
  Investments at value (Identified cost -- $8,671,935,234)       $9,934,990,740
  Cash ....................................................               2,478
  Deposits with brokers for short sales ...................       1,930,678,945
  Receivable for:
    Securities sold ........................   $254,181,931
    Shares of the Fund sold ................    103,703,566
    Dividends and interest .................     10,720,012         368,605,509
                                               ------------     ---------------
 Total assets .............................................      12,234,277,672
                                                                ---------------
LIABILITIES
  Securities sold short at current market
    value (Proceeds $1,964,148,903) .......................       1,449,268,000
  Payable for:
    Securities purchased ...................    364,251,010
    Shares of the Fund redeemed ............     32,907,014
    Interest payable .......................      2,556,683
    Tax withholding liability .                     730,721         400,445,428
                                               -----------
  Accrued expenses:
    Management fees ........................      7,160,171
    Trustees' fees .........................         53,738
    Accounting, administration and
      compliance expenses ..................         58,284
    Transfer agent fees ....................         98,766
    Other expenses .........................        259,122           7,630,081
                                               ------------     ---------------
  Total liabilities .......................................       1,857,343,509
                                                                ---------------
NET ASSETS ................................................     $10,376,934,163
                                                                ===============
  Net assets consist of:
    Capital paid-in .......................................     $ 7,625,429,930
    Undistributed net investment income                              12,058,376
    Accumulated net realized gains on investments .........         961,508,484
    Net unrealized appreciation on investments:
      Long positions ......................................       1,263,056,470
      Short positions .....................................         514,880,903
                                                                ---------------
NET ASSETS ................................................     $10,376,934,163
                                                                ===============
  Shares of beneficial interest
    outstanding, no par value .............................         168,877,904
                                                                ===============
  Net asset value per share* ..............................              $61.45
                                                                ===============

* Shares of the Fund are sold and redeemed at net asset value
  ($10,376,934,163 / 168,877,904).

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008
(unaudited)

INVESTMENT INCOME
  Income:
    Dividends (net of withholding tax of $3,312,438) ........    $   47,441,093
    Interest on restricted cash .............................         4,081,891
    Interest ................................................         1,312,603
                                                                 --------------
                                                                     52,835,587
                                                                 --------------
  Expenses:
    Management fees .........................................        31,152,071
    Trustees' fees ..........................................            72,854
    Accounting, administration and compliance expenses ......           301,322
    Custodian fees and expenses .............................           353,430
    Transfer agent fees .....................................           573,389
    Audit and tax services ..................................            18,750
    Legal ...................................................           139,756
    Printing ................................................            94,066
    Registration fees .......................................           248,251
    Line of credit commitment fee ...........................            20,332
    Dividend on short sales .................................         4,182,000
    Interest related to short sales .........................         3,615,980
    Miscellaneous expenses ..................................             5,010
                                                                 --------------
                                                                     40,777,211
                                                                 --------------
 Net investment income ......................................        12,058,376
                                                                 --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on investments and foreign currency
 transactions:
  Long transactions .........................................       649,747,237
  Short transactions ........................................       360,847,873
Net unrealized appreciation on investments and foreign
 currency transactions:
  Long transactions .........................................         9,123,300
  Short transactions ........................................       276,356,798
                                                                 --------------

Net realized and unrealized gains on investments and
 foreign currency transactions ..............................     1,296,075,208
                                                                 --------------

CHANGE IN NET ASSETS FROM OPERATIONS ........................    $1,308,133,584
                                                                 ==============

                See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                              CGM FOCUS FUND
-------------------------------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                 ENDED            YEAR ENDED
                                                             JUNE 30, 2008       DECEMBER 31,
                                                              (UNAUDITED)            2007
                                                            ---------------     --------------
FROM OPERATIONS
  Net investment income ................................    $    12,058,376     $    4,578,837
  Net realized gains on investments and foreign
    currency transactions ..............................      1,010,595,110        861,947,842
  Net unrealized appreciation ..........................        285,480,098      1,197,002,190
                                                            ---------------     --------------
    Change in net assets from operations ...............      1,308,133,584      2,063,528,869
                                                            ---------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................                 --         (4,608,973)
  Net short-term realized capital gains on investments .                 --       (727,774,379)
  Net long-term realized capital gains on investments ..                 --       (150,234,755)
                                                            ---------------     --------------
                                                                         --       (882,618,107)
                                                            ---------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .........................      3,827,623,073      2,144,201,168
  Net asset value of shares issued in connection with
    the acquisition of assets from CGM Capital
    Development Fund (Note 8) ..........................        531,703,625                 --
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...............                 --          3,733,219
    Distributions from net short-term realized capital
      gains on investments .............................                 --        610,369,415
    Distributions from net long-term realized capital
      gains on investments .............................                 --        126,003,069
                                                            ---------------     --------------
                                                              4,359,326,698      2,884,306,871
  Cost of shares redeemed ..............................       (826,639,685)      (801,142,829)
                                                            ---------------     --------------
    Change in net assets derived from capital share
      transactions .....................................      3,532,687,013      2,083,164,042
                                                            ---------------     --------------
  Total change in net assets ...........................      4,840,820,597      3,264,074,804

NET ASSETS
  Beginning of period ..................................      5,536,113,566      2,272,038,762
                                                            ---------------     --------------

  End of period (including undistributed net
    investment income of $12,058,376 and $0 at June
    30, 2008 and December 31, 2007, respectively) ......    $10,376,934,163     $5,536,113,566
                                                            ===============     ==============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...........................         70,860,692         43,255,062
  Issued in connection with the acquisition of assets
    from CGM Capital Development Fund (Note 8) .........          8,723,604                 --
  Issued in connection with reinvestment of:
    Dividends from net investment income ...............                 --             70,845
    Distributions from net short-term realized capital
      gains on investments .............................                 --         11,588,559
    Distributions from net long-term realized capital
      gains on investments .............................                 --          2,392,312
                                                            ---------------     --------------
                                                                 79,584,296         57,306,778
  Redeemed .............................................        (16,177,420)       (17,341,601)
                                                            ---------------     --------------
  Net change .........................................           63,406,876         39,965,177
                                                            ===============     ==============

                               See accompanying notes to financial statements.

                                                         CGM FOCUS FUND
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                     SIX MONTHS
                                        ENDED                                    YEAR ENDED DECEMBER 31,
                                    JUNE 30, 2008      ---------------------------------------------------------------------------
                                     (UNAUDITED)          2007              2006             2005           2004           2003
                                    -------------      -----------       -----------       ---------      ---------      ---------
For a share of the Fund
  outstanding
  throughout the period:

Net asset value at beginning
  of period .....................      $52.49             $34.68             $33.40           $29.51         $29.93         $17.98
                                       ------             ------             ------           ------         ------         ------
Net investment income (loss) (a)         0.09(b)            0.06(b)            0.82(b)          0.52(b)        0.04(b)       (0.21)
Net realized and unrealized
  gains on investments and
  foreign currency transactions .        8.87              27.71               4.19             6.93           3.65          12.16
                                       ------             ------             ------           ------         ------         ------
Total from investment operations         8.96              27.77               5.01             7.45           3.69          11.95
                                       ------             ------             ------           ------         ------         ------

Dividends from net investment
  income ........................          --              (0.05)             (0.81)           (0.44)         (0.04)            --
Distribution from net short-
  term realized gains ...........          --              (8.21)                --            (1.80)            --             --
Distribution from net long-
  term realized gains ...........          --              (1.70)             (2.92)           (1.32)         (4.07)            --
                                       ------             ------             ------           ------         ------         ------
Total distributions .............          --              (9.96)             (3.73)           (3.56)         (4.11)            --
                                       ------             ------             ------           ------         ------         ------

Net increase (decrease) in
  net asset value ...............        8.96              17.81               1.28             3.89          (0.42)         11.95
                                       ------             ------             ------           ------         ------         ------
Net asset value at end of
  period ........................      $61.45             $52.49             $34.68           $33.40         $29.51         $29.93
                                       ======             ======             ======           ======         ======         ======
Total return (%) ................        17.1               80.0               15.0(c)          25.2           12.4           66.5

Ratios:
Operating expenses to
  average net assets (%) ........        0.96*              0.99               1.02             1.07           1.12           1.18
Dividends and interest on
  short positions to average
  net assets (%) ................        0.23*              0.28               0.18             0.15           0.09             --
                                       ------             ------             ------           ------         ------         ------
Total expenses to average
  net assets (%) ................        1.19*              1.27               1.20             1.22           1.21           1.18
                                       ======             ======             ======           ======         ======         ======
Net investment income (loss)
  to average net assets (%) .....        0.35*              0.14               2.23             1.55           0.14          (0.92)
Portfolio turnover (%) ..........         354*(d)            384                333              282            327            204

Net assets at end of period
(in thousands) ($) ..............  10,376,934          5,536,114          2,272,039        1,641,143        918,837        775,499

(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b) Net investment income (loss) per share excluding all related short sale income and expenses for the period ended December 31,
    2004 was $0.06, for the period ended December 31, 2005 was $0.23, for the period ended December 31, 2006 was $0.36, for the period ended December 31, 2007 was ($0.02) and for the period ended June 30, 2008 was $0.12.
(c) In 2006, the Fund's total return includes a voluntary reimbursement by the adviser for a realized investment loss.
    Excluding this item, the total return would have been 0.01% less.
(d) Portfolio turnover excludes the impact of assets resulting from a merger with another fund. (See Note 8 of Notes to the
    Financial Statements.)
 *  Computed on an annualized basis.

                                            See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008
(unaudited)

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. The Fund adopted the provisions of the Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48, which included a review of the Fund's tax return of each of the three open tax years, did not result in any unrecognized tax benefits in the accompanying financial statements. Management's conclusion regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and ongoing analysis of tax laws, regulations and interpretations thereof.

    At December 31, 2007, there were no capital loss carryovers available to offset future realized gains.

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED               UNDISTRIBUTED                 NET UNREALIZED
       ORDINARY                    LONG-TERM                    APPRECIATION/
        INCOME                   CAPITAL GAINS                 (DEPRECIATION)
     -------------               -------------                 --------------
         $ --                        $ --                      $1,410,622,895

    The identified cost of investments in securities, held long by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at June 30, 2008 was as follows:

                        GROSS UNREALIZED     GROSS UNREALIZED     NET UNREALIZED
    IDENTIFIED COST       APPRECIATION         DEPRECIATION        APPRECIATION
    ---------------     ----------------     ----------------     --------------
    $8,735,692,145       $1,470,919,696       $(271,621,101)      $1,199,298,595

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to dividends on short positions which were held less than forty-five days. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The tax character of distributions paid during the years ended December 31, 2007 and 2006, were as follows:

                                               LONG-TERM
      YEAR          ORDINARY INCOME          CAPITAL GAINS             TOTAL
      ----          ---------------          -------------             -----
      2007            $732,383,352            $150,234,755         $882,618,107
      2006            $ 48,763,442            $175,789,197         $224,552,639

E. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. The market value of securities held in a segregated account at June 30, 2008 was $1,821,322,000 and the value of cash held in a segregated account was $1,930,678,945, a portion of which may have been restricted at June 30, 2008.

F. INDEMNITIES -- In the normal course of business, CGM Focus Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Focus Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Focus Fund. The risk of material loss from such claims is considered remote.

G. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

2. FOREIGN INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. DIVERSIFICATION -- The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry, sector of the economy or fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a diversified fund.

4. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2008, purchases and sales of securities other than United States government obligations and short-term investments aggregated $15,934,525,849 and $12,535,863,843, respectively. There were no purchases or sales of long-term United States government obligations for the period ended June 30, 2008.

5. A. MANAGEMENT FEES -- During the period ended June 30, 2008, the Fund incurred management fees of $31,152,071, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion.

   B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $301,322, for the period ended June 30, 2008, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $211,306 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

   C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2008, each disinterested trustee will be compensated by the three CGM Funds with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, CGM Focus Fund is responsible for $18,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

6. LINE OF CREDIT -- The Fund has a $40,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.1% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 2008.

7. FASB 157 -- In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements", effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, CGM Focus Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, CGM Focus Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

    o Level 1 -- Prices determined using: quoted prices in active markets for identical securities

    o Level 2 -- Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

    o Level 3 -- Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect CGM Focus Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund's investments and securities sold short as of June 30, 2008:

                               ASSETS --      LIABILITIES --
                              INVESTMENTS       SECURITIES     OTHER FINANCIAL
VALUATION INPUTS             IN SECURITIES      SOLD SHORT       INSTRUMENTS
                             --------------  ----------------  ---------------
Level 1 - Quoted Prices ...  $9,753,370,740  $(1,449,268,000)        N/A
Level 2 - Other Significant
Observable Inputs .........     181,620,000        none              N/A
Level 3 - Significant
Unobservable Inputs .......       none             none              N/A
                             --------------  ---------------         ---
      TOTAL                  $9,934,990,740  $(1,449,268,000)        N/A
                             ==============  ===============         ===

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security's assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

8. ACQUISITION OF FUND -- On June 27, 2008, CGM Focus Fund acquired all the net assets of CGM Capital Development Fund pursuant to a Plan of Reorganization approved by CGM Capital Development Fund shareholders on June 20, 2008. The acquisition was accomplished by a tax-free exchange of 8,723,604 shares of CGM Focus Fund (valued at $60.95 per share) for the 20,485,043 shares of CGM Capital Development Fund outstanding on June 27, 2008 (an exchange ratio of 0.42585234). CGM Capital Development Fund's net assets at that date ($531,703,625), including $32,747,755 of unrealized appreciation, were combined with those of CGM Focus Fund. The aggregate net assets of CGM Focus Fund immediately before the acquisition were $9,656,099,353. The combined net assets of CGM Focus Fund immediately following the acquisition were $10,187,802,978.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

FUND EXPENSES
As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain kinds of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 to June 30, 2008.

ACTUAL RETURN AND EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                     Beginning          Ending          Expenses Paid
                   Account Value     Account Value      During Period*
                      1/01/08           6/30/08        1/01/08 - 6/30/08
--------------------------------------------------------------------------------
Actual              $1,000.00         $1,170.70             $6.42
--------------------------------------------------------------------------------
Hypothetical
 (5% return
 before expenses)   $1,000.00         $1,018.95             $5.97
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.19%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2008 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the Fund's Form N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT APPROVAL:
In considering renewal of the advisory agreement, during meetings held in March and April 2008, the Board of Trustees of the Fund (the "Board") considered the following factors and came to the following conclusions:

1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the nature, extent, quality and scope of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM's advisory and administrative services.

2. The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other capital appreciation funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted the strong performance of the Fund for the one-year, three-year, five-year and ten-year periods ended December 31, 2007 and that for such time period the Fund (a) exceeded the median performance for the other mutual funds included in the Lipper reports, and (b) outperformed the S&P 500 Index. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund's assets, including taking advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM's approach had proven its worth.

3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM, and found that the profit margins were reasonable and not excessive.

4. The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. The Board considered the Fund's ability to sell securities short and the increased efforts on the part of CGM required to carry out these activities as Fund assets increase. Given the Fund's investment style and performance, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was below the median overall expense ratios of other mutual funds included in the Lipper reports. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to those other clients, noting that the Fund required a greater allocation of management's time as a result of its differing investment mandate and the fact that it is a publicly offered investment vehicle. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund's focus on best execution.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------
TELEPHONE NUMBERS

For information about:

[ ] Account Procedures and Status
[ ] Redemptions
[ ] Exchanges
    Call 800-343-5678
[ ] New Account Procedures
[ ] Prospectuses
[ ] Performance
[ ] Proxy Voting Policies and Voting Records
[ ] Complete Schedule of Portfolio Holdings
    for the 1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
--------------------------------------------------
WEBSITE

http://www.cgmfunds.com
--------------------------------------------------

This report has been prepared for the
shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFQR2 08                         Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2008, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust's proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's second fiscal quarter of the period covered by this report.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date:  August 15, 2008

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer


Date: August 15, 2008